UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.   20549

						FORM 13F

					FORM 13F COVER PAGE
Report for the Calendar year or Quarter Ended: September 30, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [    ]  is a restatement.
					 [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Arthur E. Hall
Address:	1726 Cedarwood Drive
		Minden, NV  89423

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager
Name:		Arthur E. Hall
Title:		Portfolio Manager
Phone:		775-782-5174
Signature, Place, and Date of Signing:

	Arthur E. Hall		Minden, Nevada		October 27, 1999

Report Type      (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ]		13F NOTICE

[     ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

						FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	43

Form 13F Information Table Value Total:	$164,259

FORM 13F INFORMATION TABLE
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE
(x$1000)
SHARES
INVESTMENT DISCRETION
MANAGERS
VOTING AUTHORITY








SOLE
SHARED
NONE









ALLSTATE

COM

020002101

 1247

50000

DEFINED 01



X
ALLTEL
COM
020039103
 6897
98000
DEFINED 01

X
ALLTEL
COM
020039103
 2604
37000
DEFINED 01



 X
AMWAY ASIA PACIFIC
COM

  185
16800
DEFINED 01

                X
BIG DOG HOLDINGS
BURLINGTON RESOURCES
COM
COM
089128102
122014103
 1601
 2940
287900
80000
DEFINED 01
DEFINED 01

X
CAPITAL AUTOMOTIVE REIT
COM
139733109
 4393
355000
DEFINED 01

X
CAPITAL AUTOMOTIVE REIT
COM
139733109
  619
50000
DEFINED 01

                X
CHINA YUCHAI
COM

  347
191600
DEFINED 01

X
CANNONDALE CORP
COM
137798104
 4437
493000
DEFINED 01

X










DAYRUNNER
COM
239545106
 4807
574000
DEFINED 01

X
EQUIFAX
COM
294429105
 2813
100000
DEFINED 01

X
EQUIFAX
COM
294429105
 1406
50000
DEFINED 01

                X
ENRON OIL & GAS
COM
293562104
 1005
47300
DEFINED 01


FOREMOST CORP OF AMERICA
COM
345469100
46084
1920150
DEFINED 01

X
GLACIER WATER SERVICES
COM
376395109
 2419
144400
DEFINED 01

X
GLOBALSTAR LP WARRANTS
COM
379363AD6
  139
3000
DEFINED 01




NUEVO GRUPO IUSACEL
COM
670512100
  964
101500
DEFINED 01







DEFINED 01

X
LUBRIZOL
COM
549271104
 1028
40000
DEFINED 01

X
MERIDIAN RESOURCES
MONY GROUP
MURPHY OIL
COM
COM
COM
58977Q109
615337102
626717102
 3358
 1444
  541
706900
50000
10000
DEFINED 01
DEFINED 01
DEFINED 01

X
X
X
NUEVO ENERGY
COM
670509108
 1035
60000
DEFINED 01

X
PLAINS ALL AMERICAN PIPELINE
COM
726503105
 4005
222500
DEFINED 01

X
PLAINS RESOURCES
COM
726540503
 4780
267400
DEFINED 01

X
THE RIGHT START
COM
766574107
 1985
222125
DEFINED 01







DEFINED 01

X
ROSLYN BANCORP
COM
778162107
  894
50000
DEFINED 01

X
SANTA CRUZ OPERATION
COM
801833104
 5969
500000
DEFINED 01

X
SEAGATE
SEAGATE
COM
COM
811804103
811804103
 1541
 1531
50000
50000
DEFINED 01
DEFINED 01

X

SHOPKO STORES
COM
824911101
 3828
132000
DEFINED 01

X
SOLUTIA, INC.
SUPERVALU
SUPERVALU
COM
COM
COM
834376105
868536103
868536103
 2681
 2977
 1103
150000
136500
50000
DEFINED 01
DEFINED 01
DEFINED 01

X
X









COX COMMUNICATIONS
COM
224044107
10506
251650
DEFINED 01

X
COX COMMUNICATIONS
COM
224044107
 3086
73920
DEFINED 01

X                 X
TUBOS DE ACERO
COM
898592506
  919
75000
DEFINED 01

X
TV AZTECA ADR
COM
901145102
  750
150000
DEFINED 01

X
UNITEDGLOBALCOM CL A
COM
913247508
 8810
123000
DEFINED 01

X


MEDIAONE
COM
58440J104
10247
150000
DEFINED 01

X
MEDIAONE
VALLEN CORP
COM
COM
58440J104
919260109
 3416
  682
50000
47050
DEFINED 01
DEFINED 01

                  X
X










































TOTAL


164259



